Financial Instruments by Category - Summary of Gains and Losses on Financial Instruments (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 7,363	$ 7,665	$ 3,033
Interest loss	(65,821)	(48,136)	(28,717)
Net financial accretion	(8,794)	(5,592)	7,627
Net exchange differences	36,102	47,935	54,459
Fair value gains on financial assets at fair value through profit or loss	3,862	(1,449)	2,596
Result from derivative financial instruments	(860)	(293)	933
Results from transactions with financial assets	9,786
Result from financial instruments exchange	1,330
Result from debt exchange	(2,097)
Result from net monetary position	7,828	5,904	1,594
Net financial results	(11,301)	6,034	41,525
Financial and non-financial Assets / Liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	7,363	7,665	3,033
Interest loss	(65,821)	(48,136)	(28,717)
Net financial accretion	(8,794)	(5,592)	7,627
Net exchange differences	36,102	47,935	54,459
Result from debt exchange	(2,097)
Result from net monetary position	7,828	5,904	1,594
Net financial results	(25,419)	7,776	37,996
Financial Assets / Liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Fair value gains on financial assets at fair value through profit or loss	3,862	(1,449)	2,596
Result from derivative financial instruments	(860)	(293)	933
Results from transactions with financial assets	9,786
Result from financial instruments exchange	1,330
Net financial results	$ 14,118	$ (1,742)	$ 3,529